Leases (Details)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Leases [Abstract]
Borrowing rate	4.75%	4.75%
Operating lease expense	$ 26,913	¥ 195,303	¥ 247,260